Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 17,652	$ 420,131	$ 221,760
Accounts receivable, net		1,743,144	1,829,044	1,236,248
Inventories, net		867,115	1,778,583	5,046,084
Prepayments and other current assets		122,302	151,431	139,734
Total Current Assets		3,494,025	5,165,638	7,409,495
NON-CURRENT ASSETS
Deposits		769,380	428,633	47,633
Right-of-use assets, net		356,489	470,716	503,089
Cost method investment		1,000,000	1,000,000	1,000,000
Property and equipment, net		4,206,972	4,246,832	4,406,272
Deferred offering costs				833,932
Total Assets		9,826,866	11,311,819	14,200,421
CURRENT LIABILITIES
Short-term loans		2,612,402	2,668,604	509,443
Current portion of long-term debts		323,176	301,076	268,805
Convertible notes		871,072	987,639
Accounts payable		9,421,282	10,389,978	8,034,044
Other payables and accrued liabilities		4,447,133	3,467,637	1,351,951
Operating lease liabilities - current		279,689	262,380	359,459
Tax accrual		479,264	501,374	340,628
Deferred income - Contract liabilities		53,074	144,790	118,909
Total Current Liabilities		19,461,040	19,766,817	14,782,522
NON-CURRENT LIABILITIES
Long-term debts, net of current portion		5,598,397	5,678,550	5,979,939
Operating lease liabilities, net of current portion		175,637	205,602	157,897
Total Non-Current Liabilities		5,774,034	5,884,152	6,137,836
Total Liabilities		25,235,074	25,650,969	20,920,358
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Preferred Stock, value
Common Stock, value	[1]	495	246	74
Additional paid-in capital		11,346,384	10,396,274	1,528,926
Accumulated deficit		(26,754,500)	(24,734,689)	(8,247,862)
Accumulated other comprehensive loss		(587)	(981)	(1,075)
Total Stockholders’ Deficit		(15,408,208)	(14,339,150)	(6,719,937)
Total Liabilities and Stockholders’ Deficit		9,826,866	11,311,819	14,200,421
Related Party
CURRENT ASSETS
Accounts receivable - related parties, net		733,812	976,449	305,669
Prepayments - related party		10,000	10,000
Loans receivable - related parties				460,000
CURRENT LIABILITIES
Short-term loans - related parties		130,755	280,755	783,255
Accounts payable - related parties		366,437	308,407	2,758,074
Other payables - related parties		390,288	367,709	257,954
Deferred income - Contract liabilities - related party		$ 86,468	$ 86,468

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024